Submission	Aug. 13, 2025	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0001615905
Registrant Name		Nuveen Global High Income Fund
Registration File Number		333-287584
Form Type		N-2
Submission Type		N-2/A
Fee Exhibit Type		EX-FILING FEES
Offset Table N/A		N/A
Combined Prospectus Table N/A		N/A